Revenue - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Net gain (loss) on foreign exchange operations	₸ 10,892	₸ 1,377	₸ (656)
Net gain (loss) on financial assets and liabilities at FVTPL	₸ 4,385	₸ 11,471	₸ (7,066)